POST RETIREMENT BENEFIT PLAN (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amounts Not Recognized As Components Of Net Periodic Benefit Cost [Abstract]
Unrecognized net actuarial gain	$ (2,142)	$ (2,016)
Unrecognized prior service cost	(41)	(46)
Total Before Tax Effects	$ (2,183)	$ (2,062)